Shareholder Fees {- Fidelity Minnesota Municipal Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Minnesota Municipal Income Fund PRO-09 | Fidelity Minnesota Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none